Commitments (Tables)	12 Months Ended
Dec. 31, 2023
Commitments [Abstract]
Schedule of Maturity Analysis of Lease Liabilities	The maturity analysis of lease liabilities is disclosed in the following table:
Maturity analysis for capitalized leases in 2023	Contractual minimum lease obligations	Effect of discounting	Lease liabilities
		(in €)
Within one year	391,158	16,829	374,329
After one year but not more than five years	760,275	14,559	745,716
More than five years	—	—	—
Total	1,151,434	31,389	1,120,045

Maturity analysis for capitalized leases in 2022	Contractual minimum lease obligations	Effect of discounting	Lease liabilities
		(in €)
Within one year	380,518	11,142	369,376
After one year but not more than five years	999,482	12,175	987,307
More than five years	—	—	—
Total	1,380,000	23,317	1,356,683
Maturity analysis for all lease obligations in 2023	Total	Low value leases	Short-term leases	Capitalized leases
Within one year	397,942	4,816	1,968	391,158
After one year but not more than five years	760,421	146	—	760,275
More than five years	—	—	—	—
Total	1,158,363	4,962	1,968	1,151,434
Maturity analysis for all lease obligations in 2022	Total	Low value leases	Short-term leases	Capitalized leases
		(in €)
Within one year	386,779	6,261	—	380,518
After one year but not more than five years	1,004,444	4,962	—	999,482
More than five years	—	—	—	—
Total	1,391,223	11,223	—	1,380,000